Equity Accounted Investments (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Summary of Company's Investments in and Advances to Joint Ventures

A condensed summary of the Company’s investments in and advances to equity accounted investments are as follows (in thousands of dollars, except percentages):

		As at December 31,
Investments in Equity Accounted Investments	Ownership Percentage	2012 $	2011 $
Malt Joint Venture (note 3b)	52%	183,724	—
RasGas 3 Joint Venture	40%	107,386	97,423
Exmar Joint Venture	50%	82,737	81,242
Angola Joint Venture	33%	28,699	16,063
Sevan Marine Equity Investment (note 3a)	43%	39,223	34,898
Tiro and Sidon Joint Venture	50%	30,024	—
Other	40% to 50%	8,250	10,911

Total		480,043	240,537

		As at December 31,
Loans to Equity Accounted Investees	Ownership Percentage	2012	2011
Sevan Marine Equity Investment	43%	133,000	50,000
Tiro and Sidon Joint Venture	50%	18,121	—
Other	40% to 50%	55,782	35,248
Total		206,903	85,248

Condensed Summary of Company's Financial Information for Joint Venture

A condensed summary of the Company’s financial information for equity accounted investments (33% to 52% owned) shown on a 100% basis are as follows:

	As at December 31,
	2012 (1)(2)	2011 (2)
Cash and restricted cash	229,963	184,296
Other assets- current	125,152	105,925
Vessels and equipment	2,114,435	462,335
Net investment in direct financing leases	1,938,011	1,728,902
Other assets—non-current	228,887	188,384
Current portion of long-term debt (3)	1,106,706	106,584
Other liabilities—current	193,785	138,945
Long-term debt	1,911,419	1,567,215
Other liabilities—non-current	469,220	395,750

	Year ended December 31,
	2012 (1)(2)	2011 (2)	2010 (4)
Revenues	659,030	303,607	232,516
Income from vessel operations	241,702	118,408	91,290
Realized and unrealized loss on derivative instruments	(56,307)	(127,230)	(95,750)
Net income (loss)	120,395	(48,996)	(44,794)

(1)	The results included for the Teekay LNG-Marubeni Joint Venture are from the date of acquisition of the MALT LNG Carriers which were acquired on February 28, 2012.
(2)	The results included for the Angola Joint Venture are from the time the vessels were delivered in August, September, October 2011 and January 2012, respectively.
(3)	The Teekay LNG-Marubeni Joint Venture expects to refinance its existing debt facility maturing in August 2013 with two long-term project facilities and a medium-term facility, secured by all of the vessels under the joint venture as well as through several guarantees from the joint venture partners based on their relative share holdings.
(4)	The results included for the Excalibur and Excelsior Joint Ventures are from November 4, 2010.